ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION (Details) (USD $)			0 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Aug. 17, 2012 AudioEye Inc.	Dec. 31, 2012 AudioEye Inc.
Acquisition
Current Assets			$ 109,521
Property, Plant & Equipment, net			7,688
Current Liabilities			(1,517,724)
L/T Liabilities			(1,351,827)
Net assets			2,752,342
Percentage of outstanding shares acquired				80.00%
Cash paid for entity			1,125,000
Stock issued for acquisition			375,000
Stock issued for acquisition (in shares)				1,500,000
Purchase price			1,500,000
Identifiable Intangibles - Patents			(3,551,814)	(3,551,814)
Goodwill	$ 700,528	$ 700,528	$ 700,528	$ 700,528